UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2024

Date of reporting period: April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR 04.30.24

ANNUAL REPORT

AB FIXED-INCOME SHARES, INC. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Form N-CSR and N-CSRS filings) are available on the Commission’s website at www.sec.gov. The Fund’s complete holdings are also available on www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,026.20	$1.06	0.21%
Hypothetical**	$1,000	$1,023.82	$1.06	0.21%
Class C
Actual	$1,000	$1,026.20	$1.06	0.21%
Hypothetical**	$1,000	$1,023.82	$1.06	0.21%
Advisor Class
Actual	$1,000	$1,026.20	$1.06	0.21%
Hypothetical**	$1,000	$1,023.82	$1.06	0.21%
Class K
Actual	$1,000	$1,026.10	$1.11	0.22%
Hypothetical**	$1,000	$1,023.77	$1.11	0.22%
Class I
Actual	$1,000	$1,026.30	$0.96	0.19%
Hypothetical**	$1,000	$1,023.92	$0.96	0.19%
Class 1
Actual	$1,000	$1,026.10	$1.11	0.22%
Hypothetical**	$1,000	$1,023.77	$1.11	0.22%
Class AB
Actual	$1,000	$1,026.40	$0.86	0.17%
Hypothetical**	$1,000	$1,024.02	$0.86	0.17%
Institutional Class
Actual	$1,000	$1,026.40	$0.86	0.17%
Hypothetical**	$1,000	$1,024.02	$0.86	0.17%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

April 30, 2024

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.0%
U.S. Government & Government Sponsored Agency Obligations – 66.1%
Federal Farm Credit Banks Funding Corp.
12/20/2024	4.250%	$9,750	$9,692,457
(SOFR + 0.00%), 07/23/2024(a)	5.320%	24,000	24,000,000
(SOFR + 0.04%), 05/15/2024(a)	5.360%	199,000	199,000,322
(PRIME - 3.13%), 05/24/2024(a)	5.370%	50,000	50,000,000
(SOFR + 0.08%), 05/28/2024(a)	5.400%	49,500	49,499,713
(PRIME - 3.10%), 07/22/2024(a)	5.400%	50,000	50,000,000
(EFFR + 0.07%), 09/16/2024(a)	5.400%	47,000	46,999,980
(EFFR + 0.08%), 08/12/2024(a)	5.405%	49,750	49,750,000
(EFFR + 0.08%), 09/09/2024(a)	5.405%	50,000	50,000,000
(SOFR + 0.08%), 09/23/2024(a)	5.405%	4,500	4,501,259
(SOFR + 0.09%), 09/16/2024(a)	5.410%	130,000	130,000,000
(SOFR + 0.10%), 08/01/2024(a)	5.420%	20,000	20,000,000
(SOFR + 0.10%), 08/08/2024(a)	5.420%	50,750	50,750,000
(SOFR + 0.10%), 10/07/2024(a)	5.420%	170,000	170,000,000
(SOFR + 0.14%), 04/25/2025(a)	5.460%	99,700	99,661,751
(SOFR + 0.15%), 01/03/2025(a)	5.470%	1,500	1,499,786
(SOFR + 0.16%), 05/02/2025(a)	5.475%	160,000	160,000,000
(SOFR + 0.16%), 01/30/2025(a)	5.480%	2,000	1,999,835
(PRIME - 3.02%), 05/23/2025(a)	5.480%	14,220	14,215,360
(SOFR + 0.16%), 07/21/2025(a)	5.480%	30,000	30,000,000
(SOFR + 0.17%), 01/23/2025(a)	5.490%	2,000	1,999,993
(EFFR + 0.18%), 05/23/2025(a)	5.505%	62,500	62,500,000
(EFFR + 0.18%), 06/02/2025(a)	5.505%	50,000	50,000,000
(PRIME - 2.98%), 01/09/2025(a)	5.520%	50,000	50,000,000
Series 1 (SOFR + 0.08%), 07/22/2024(a)	5.405%	6,700	6,699,778
Series 2 (SOFR + 0.08%), 07/22/2024(a)	5.400%	93,500	93,498,175
Federal Farm Credit Discount Notes
05/02/2024	2.650%	25,000	24,996,368
08/26/2024	5.497%	65,000	63,888,825
Federal Home Loan Bank Discount Notes
05/03/2024	3.556%	100,750	100,720,667
02/03/2025	4.963%	199,500	192,305,476
02/10/2025	5.063%	199,500	191,982,174
02/07/2025	5.068%	150,000	144,401,126
02/05/2025	5.102%	149,250	143,683,716
01/23/2025	5.142%	99,500	95,920,902
03/07/2025	5.152%	61,000	58,441,897

abfunds.com	AB FIXED-INCOME SHARES, INC. | 3

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

05/29/2024	5.180%	$201,500	$200,681,910
07/19/2024	5.428%	3,215	3,177,925
09/03/2024	5.499%	200,000	196,375,000
Federal Home Loan Banks
01/14/2025	4.900%	3,880	3,874,979
(SOFR + 0.00%), 05/21/2024(a)	5.320%	599,500	599,500,000
(SOFR + 0.00%), 06/20/2024(a)	5.325%	299,500	299,500,000
06/07/2024	5.360%	199,500	199,488,234
(SOFR + 0.06%), 05/06/2024(a)	5.380%	11,000	11,000,031
(SOFR + 0.06%), 07/01/2024(a)	5.380%	1,105	1,104,977
(SOFR + 0.06%), 05/17/2024(a)	5.385%	100,000	100,000,000
(SOFR + 0.07%), 06/10/2024(a)	5.390%	13,000	13,000,807
(SOFR + 0.08%), 08/16/2024(a)	5.400%	100,000	100,000,000
(SOFR + 0.10%), 07/26/2024(a)	5.420%	100,000	100,000,000
(SOFR + 0.13%), 01/27/2025(a)	5.450%	50,000	50,000,000
(SOFR + 0.16%), 08/21/2025(a)	5.475%	100,000	100,000,000
(SOFR + 0.16%), 07/25/2025(a)	5.480%	100,000	100,000,000
04/15/2025	5.500%	200,000	200,000,000
Series 1 (SOFR + 0.01%), 09/19/2024(a)	5.330%	499,500	499,500,000
(SOFR + 0.16%), 09/02/2025(a)	5.480%	100,000	100,000,000
Series 2 (SOFR + 0.00%), 05/16/2024(a)	5.320%	599,000	599,000,000
(SOFR + 0.00%), 08/23/2024(a)	5.320%	100,000	100,000,000
Series 3 (SOFR + 0.00%), 06/21/2024(a)	5.325%	100,000	100,000,000
Series 4 (SOFR + 0.00%), 08/27/2024(a)	5.320%	399,250	399,250,000
(SOFR + 0.00%), 08/26/2024(a)	5.325%	34,500	34,500,000
U.S. Treasury Bill
05/14/2024	5.025%	698,500	697,169,455
05/16/2024	5.070%	249,000	248,453,236
05/23/2024	5.138%	244,500	243,718,549
05/21/2024	5.155%	499,750	498,286,842
03/20/2025	5.226%	200,000	191,145,314
08/15/2024	5.287%	499,000	491,558,104
06/11/2024	5.333%	249,350	247,878,974
06/20/2024	5.405%	499,000	495,364,925
06/13/2024	5.408%	499,000	495,870,851
06/04/2024	5.415%	495,550	493,088,217
08/13/2024	5.465%	250,000	246,222,780
08/20/2024	5.476%	499,000	490,937,826
08/06/2024	5.478%	100,000	98,587,976
08/27/2024	5.481%	500,000	491,403,210
U.S. Treasury Notes
04/30/2025	0.375%	200,000	190,798,544
02/28/2025	1.125%	200,000	193,649,908

4 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

03/15/2025	1.750%	$100,000	$97,206,776
01/31/2025	2.500%	100,000	98,126,512
02/28/2025	2.750%	200,000	196,198,042
(US TBILL 3 Month + 0.04%), 07/31/2024(a)	5.358%	200,000	199,992,649
(US TBILL 3 Month + 0.12%), 07/31/2025(a)	5.446%	250,000	249,871,724
(US TBILL 3 Month + 0.14%), 10/31/2024(a)	5.461%	600,000	599,944,644
(US TBILL 3 Month + 0.17%), 04/30/2025(a)	5.490%	261,040	261,043,740
(US TBILL 3 Month + 0.17%), 10/31/2025(a)	5.491%	400,000	399,662,564
(US TBILL 3 Month + 0.20%), 01/31/2025(a)	5.521%	289,500	289,476,528
(US TBILL 3 Month + 0.24%), 01/31/2026(a)	5.566%	185,374	185,537,868

			14,993,759,181

Repurchase Agreements – 33.9%
Australia & New Zealand Banking Group Ltd. 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $1,250,184,581 (collateralized by $1,417,696,000, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 1.25% to 4.25% due 05/31/2024 to 02/29/2052, value $1,274,999,500)		1,250,000	1,249,999,511
Bank of America, NA 5.32%, dated 04/30/2024 due 05/01/2024 in the amount of $90,013,300 (collateralized by $132,131,907, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association and U.S. Treasury Note, 0.875% to 7.00% due 04/15/2026 to 11/20/2063, value $91,800,000)		90,000	90,000,000
Bank of America, NA 5.32%, dated 04/30/2024 due 05/01/2024 in the amount of $90,013,300 (collateralized by $97,602,500, U.S. Treasury Note, 3.50% due 04/30/2030, value $91,800,031)		90,000	90,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Bank of America, NA 5.33%, dated 03/08/2024 due 05/08/2024 in the amount of $504,515,694 (collateralized by $538,672,000, U.S. Treasury Note, 0.375% to 3.875% due 01/31/2026 to 08/15/2033, value $510,000,006)	$500,000	$500,000,000
Bank of America, NA 5.33%, dated 03/15/2024 due 05/14/2024 in the amount of $302,665,000 (collateralized by $310,220,600, U.S. Treasury Bond, 4.50% due 08/15/2039, value $306,000,042)	300,000	300,000,000
Bank of America, NA 5.34%, dated 04/23/2024 due 07/23/2024 in the amount of $304,049,500 (collateralized by $285,027,000, U.S. Treasury Note, 0.125% due 01/15/2030, value $306,000,095)	300,000	300,000,000
BNP Paribas SA 5.31%, dated 04/30/2024 due 05/01/2024 in the amount of $300,044,250 (collateralized by $303,352,400, U.S. Treasury Bill, U.S. Treasury Bond, U.S. Treasury Floating Rate Note and U.S. Treasury Note, 0.00% to 5.571% due 10/17/2024 to 08/15/2053, value $306,045,155)	300,000	300,000,000
BNP Paribas SA 5.32%, dated 04/30/2024 due 05/01/2024 in the amount of $250,036,944 (collateralized by $818,532,214, Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.00% to 7.50% due 05/31/2024 to 04/20/2064, value $256,132,425)	250,000	250,000,000
Canadian Imperial Bank of Commerce 5.32%, dated 04/24/2024 due 05/08/2024 in the amount of $250,517,222 (collateralized by $266,948,600, U.S. Treasury Note and U.S. Treasury Bond, 0.125% to 4.75% due 05/31/2024 to 02/15/2054, value $255,263,808)	250,000	250,000,000
Credit Agricole Corporate and Investment Bank 5.31%, dated 04/30/2024 due 05/01/2024 in the amount of $200,029,500 (collateralized by $220,817,300, U.S. Treasury Note, 0.25% to 3.50% due 09/30/2025 to 02/15/2033, value $204,000,003)	200,000	200,000,000

6 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Reserve Bank of New York 5.30%, dated 04/30/2024 due 05/01/2024 in the amount of $150,022,083 (collateralized by $152,102,600, U.S. Treasury Note, 0.375% to 1.625% due 08/15/2024 to 05/15/2031, value $150,022,085)	$150,000	$150,000,000
Fixed Income Clearing Corp. (FICC)/State Street Bank & Trust Co. 5.30%, dated 04/30/2024 due 05/01/2024 in the amount of $532,078,322 (collateralized by $463,462,700, U.S. Treasury Note, 0.125% due 04/15/2025, value $542,640,195)	532,000	532,000,000
Goldman Sachs & Co. LLC 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $400,059,222 (collateralized by $849,214,106, Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 1.50% to 7.50% due 09/01/2032 to 04/20/2054, value $408,000,000)	400,000	400,000,000
HSBC USA, Inc. 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $250,037,014 (collateralized by $254,433,000, U.S. Treasury Note, 4.62% due 09/30/2030, value $254,999,999)	250,000	250,000,000
JPMorgan Securities LLC 5.32%, dated 04/30/2024 due 05/01/2024 in the amount of $250,036,944 (collateralized by $321,074,600, U.S. Treasury Note, 0.87% due 11/15/2030, value $255,000,000)	250,000	250,000,000
Mizuho Securities USA LLC 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $1,200,177,667 (collateralized by $3,936,003,502, Government National Mortgage Association and U.S. Treasury Note, 1.125% to 7.50% due 07/20/2027 to 02/15/2059, value $1,224,000,016)	1,200,000	1,200,000,000
Mizuho Securities USA LLC 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $125,018,507 (collateralized by $136,178,600, U.S. Treasury Note, 2.75% to 3.50% due 02/28/2025 to 02/15/2033, value $127,500,063)	125,000	125,000,000
Standard Chartered Bank 5.31%, dated 04/30/2024 due 05/01/2024 in the amount of $350,051,625 (collateralized by $366,163,000, U.S. Treasury Note, 3.62% due 05/31/2028, value $357,000,002)	350,000	350,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sumitomo Mitsui Banking Corp. 5.32%, dated 04/30/2024 due 05/01/2024 in the amount of $500,073,889 (collateralized by $562,050,000, U.S. Treasury Bond and U.S. Treasury Note, 0.625% to 4.75% due 02/15/2025 to 08/15/2044, value $510,075,408)	$500,000	$500,000,000
Toronto Dominion Bank 5.33%, dated 04/30/2024 due 05/01/2024 in the amount of $400,059,222 (collateralized by $432,664,000, Federal Farm Credit Bank, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 0.375% to 6.75% due 02/12/2025 to 04/25/2039, value $408,000,508)	400,000	400,000,000

		7,686,999,511

Total Investments – 100.0% (cost $22,680,758,692)		22,680,758,692
Other assets less liabilities – 0.0%		7,178,762

Net Assets – 100.0%		$22,687,937,454

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2024.

Glossary:

EFFR – Federal Funds Effective Rate

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

US TBILL 3 Month – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

8 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2024

Assets
Investments in securities, at value (cost $14,993,759,181)	$14,993,759,181
Repurchase agreements, at value (cost $7,686,999,511)	7,686,999,511
Cash	957,389
Interest receivable	47,136,918
Receivable for capital stock sold	31,360,200
Receivable due from Adviser	2,256,424

Total assets	22,762,469,623

Liabilities
Payable for capital stock redeemed	65,822,488
Advisory fee payable	3,837,530
Distribution fee payable	1,558,623
Dividends payable	1,320,008
Transfer Agent fee payable	56,628
Administrative fee payable	38,723
Directors’ fees payable	28,707
Accrued expenses	1,869,462

Total liabilities	74,532,169

Net Assets	$22,687,937,454

Composition of Net Assets
Capital stock, at par	$11,345,074
Additional paid-in capital	22,678,755,914
Accumulated loss	(2,163,534)

Net Assets	$22,687,937,454

Net Asset Value Per Share—110 billion shares of capital stock authorized, $.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,085,850,643	5,086,038,140	$1.00

C	$10,313,767	10,316,160	$1.00

Advisor	$549,837,223	549,863,264	$1.00

K	$33,343,173	33,359,643	$1.00

I	$67,011,819	67,016,163	$1.00

1	$6,277,676,678	6,278,434,063	$1.00

AB	$8,613,050,024	8,613,975,865	$1.00

Institutional	$2,050,854,127	2,051,145,543	$1.00

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 9

STATEMENT OF OPERATIONS

Year Ended April 30, 2024

Investment Income
Interest	$1,124,019,671
Other income	551,579

Total investment income		$1,124,571,250

Expenses
Advisory fee (see Note B)	$41,973,067
Distribution fee—Class A	8,669,115
Distribution fee—Class C	63,859
Distribution fee—Class K	111,054
Distribution fee—Class 1	6,345,614
Distribution fee—Select Class	1
Distribution fee—Investor Class	1
Transfer agency—Class A	1,195,790
Transfer agency—Class C	3,234
Transfer agency—Advisor Class	133,367
Transfer agency—Class K	22,211
Transfer agency—Class I	11,915
Transfer agency—Class 1	220,280
Transfer agency—Class AB	18,000
Transfer agency—Institutional Class	68,039
Registration fees	1,963,315
Custody and accounting	330,107
Directors’ fees	286,408
Legal	266,060
Administrative	127,908
Printing	119,256
Audit and tax	46,739
Miscellaneous	183,666

Total expenses	62,159,006
Less: expenses waived and reimbursed by the Adviser (see Note B)	(13,667,599)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(12,048,829)

Net expenses		36,442,578

Net investment income		1,088,128,672

Realized Loss on Investment Transactions
Net realized loss on investment transactions		(52,999)

Net Increase in Net Assets from Operations		$1,088,075,673

See notes to financial statements.

10 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2024	Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,088,128,672	$405,652,136
Net realized loss on investment transactions	(52,999)	(2,112,407)

Net increase in net assets from operations	1,088,075,673	403,539,729
Distributions to Shareholders
Class A	(179,888,764)	(26,314,356)
Class C	(440,037)	(239,998)
Advisor Class	(20,089,716)	(5,869,820)
Class K	(2,285,582)	(1,420,049)
Class I	(3,091,461)	(1,188,513)
Class 1	(326,847,742)	(123,825,329)
Class AB	(439,465,664)	(190,064,920)
Institutional Class	(116,017,700)	(56,780,588)
Premium Class	(41)	(293)
Select Class	(41)	(293)
Investor Class	(41)	(293)
Capital Stock Transactions
Net increase	5,249,738,639	5,235,635,427

Total increase	5,249,687,523	5,233,470,704
Net Assets
Beginning of period	17,438,249,931	12,204,779,227

End of period	$22,687,937,454	$17,438,249,931

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 11

NOTES TO FINANCIAL STATEMENTS

April 30, 2024

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class C, Advisor Class, Class K, Class I, Class 1, Class AB and Institutional Class shares. Class R and Class Z shares have been authorized but currently are not offered. Effective May 30, 2023, Premium Class, Select Class and Investor Class shares of the Portfolio were liquidated. At a meeting held on October 31-November 2, 2023, the Fund’s Board of Directors (the “Board”) approved the discontinuance of the offering of Class K of the Fund to new investors and the liquidation of the assets corresponding to such classes. Effective May 20, 2024, Class K was liquidated. All 14 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class K, Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without an initial sales

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NOTES TO FINANCIAL STATEMENTS (continued)

charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB funds’ securities lending programs. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$14,993,759,181		$	– 0	–	$14,993,759,181
Repurchase Agreements		7,686,999,511		– 0	–		– 0	–	7,686,999,511

Total		$7,686,999,511		$14,993,759,181		$	– 0	–	$22,680,758,692

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Portfolio pays the AllianceBernstein L.P. (the “Adviser”) an advisory fee at the annual rate of .20% on average daily assets. The Adviser had contractually agreed to waive .10% of the advisory fee until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee (resulting in a net advisory fee of .15%) until August 31, 2024. For the year ended April 30, 2024, such reimbursements/waivers amounted to $13,667,599. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $127,908 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $630,928 for the year ended April 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $136 and $8,079 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended April 30, 2024.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, ..75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares, .10% of the Portfolio’s average daily net assets attributable to Class 1 shares, .05% of the Portfolio’s average daily net assets attributable to Premium Class shares, .10% of the Portfolio’s average daily net assets attributable to Select Class shares and .15% of the Portfolio’s average daily net assets attributable to Investor Class shares. There are no

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NOTES TO FINANCIAL STATEMENTS (continued)

distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended April 30, 2024, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $8,669,116, $63,859, $111,054, $0, $1 and $1 for Class A, Class C, Class K, Premium Class, Select Class and Investor Class shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class C, Class K, Premium Class, Select Class and Investor Class shares. From May 5, 2023 to June 6, 2024, the Adviser is voluntarily waiving 0.05% of the Rule 12b-1 distribution fees on Class 1 shares. Prior thereto, the Adviser had been voluntarily waiving these fees in their entirety. For the year ended April 30, 2024, such waivers amounted to $3,204,798 for Class 1 shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2024, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,088,126,789	$405,704,452

Total taxable distributions paid	$1,088,126,789	$405,704,452

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,321,880
Accumulated capital and other losses	(2,165,406	)(a)
Unrealized appreciation (depreciation)	– 0	–

Total accumulated earnings (deficit)	$(843,526	)(b)

(a)	As of April 30, 2024, the Fund had a net capital loss carryforward of $2,165,406.

(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Fund had a net short-term capital loss carryforward of $2,165,406, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE E

Capital Stock

The Portfolio has allocated 110,000,000,000 of authorized shares of which 5,000,000,000 each are allocated to Class C, Advisor Class, Class K and Class I, 15,000,000,000 each to Class A and Class 1 and 20,000,000,000 each to Class AB and Institutional Class. Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2024	Year Ended April 30, 2023

Class A
Shares sold	6,622,183,661	2,022,515,475

Shares issued in reinvestment of dividends	178,854,107	26,303,193

Shares converted from Class C	1,459,897	272,711

Shares redeemed	(3,400,855,964)	(937,536,158)

Net increase	3,401,641,701	1,111,555,221

Class C
Shares sold	7,903,986	6,735,574

Shares issued in reinvestment of dividends	438,539	239,941

Shares converted to Class A	(1,459,897)	(272,711)

Shares redeemed	(3,922,341)	(8,280,817)

Net increase (decrease)	2,960,287	(1,578,013)

Advisor Class
Shares sold	749,375,281	415,273,277

Shares issued in reinvestment of dividends	19,964,251	5,868,872

Shares redeemed	(459,510,453)	(245,023,409)

Net increase	309,829,079	176,118,740

Class K
Shares sold	22,425,962	25,537,865

Shares issued in reinvestment of dividends	2,289,415	1,420,505

Shares redeemed	(40,967,746)	(25,019,617)

Net increase (decrease)	(16,252,369)	1,938,753

Class I
Shares sold	97,175,649	73,482,979

Shares issued in reinvestment of dividends	3,089,891	1,188,021

Shares redeemed	(84,336,661)	(51,028,554)

Net increase	15,928,879	23,642,446

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Year Ended April 30, 2024	Year Ended April 30, 2023

Class 1
Shares sold	10,834,524,308	10,803,756,846

Shares issued in reinvestment of dividends	326,848,516	123,809,652

Shares redeemed	(10,657,788,614)	(7,944,509,949)

Net increase	503,584,210	2,983,056,549

Class AB
Shares sold	90,885,943,338	74,462,266,854

Shares issued on reinvestment of dividends and distributions	439,434,314	189,943,572

Shares redeemed	(90,464,188,589)	(73,677,832,248)

Net increase	861,189,063	974,378,178

Institutional Class
Shares sold	15,561,971,955	16,350,506,563

Shares issued on reinvestment of dividends	116,010,617	56,768,435

Shares redeemed	(15,507,094,720)	(16,440,751,435)

Net increase (decrease)	170,887,852	(33,476,437)

Premium Class
Shares issued on reinvestment of dividends	41	293

Shares redeemed	(10,062)	(293)

Net decrease	(10,021)	– 0	–

Select Class
Shares issued on reinvestment of dividends	41	293

Shares redeemed	(10,062)	(293)

Net decrease	(10,021)	– 0	–

Investor Class
Shares issued on reinvestment of dividends	41	293

Shares redeemed	(10,062)	(293)

Net decrease	(10,021)	– 0	–

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The

abfunds.com	AB FIXED-INCOME SHARES, INC. | 19

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Currently, under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Money Market Fund Reforms will remove the provisions in Rule 2a-7 that permit a money market fund to suspend redemptions. The Money Market Fund Reforms will also remove the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms become effective on October 2, 2023. The Portfolio’s Board of Directors previously determined not to impose liquidity fees on, or suspend, redemptions.

The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets may decline.

Interest-Rate Risk—Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is

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NOTES TO FINANCIAL STATEMENTS (continued)

usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (LIBOR) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended April 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0519		.0326		.0003		.0005		.0140

Net realized and unrealized gain (loss) on investment transactions	(.0002)		(.0040)		.0000	(d)	(.0001	)(c)	.0026	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0517		.0286		.0003		.0004		.0166

Less: Dividends and Distributions

Dividends from net investment income	(.0517)		(.0286)		(.0003)		(.0004)		(.0166)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0517)		(.0286)		(.0003)		(.0004)		(.0166)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	5.29%		2.89%		.03%		.04%		1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,085,850		$1,684,218		$572,827		$832,020		$1,286,186

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.19%		.16%		.07%		.13%		.17%

Expenses, before waivers/reimbursements	.50%		.51%		.52%		.52%		.52%

Net investment income(b)	5.19%		3.26%		.03%		.05%		1.41%

See footnote summary on page 31.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended April 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0517		.0269		.0004		.0005		.0157

Net realized and unrealized gain (loss) on investment transactions	(.0001)		.0016	(c)	(.0001	)(c)	(.0001	)(c)	.0009	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0516		.0285		.0003		.0004		.0166

Less: Dividends and Distributions

Dividends from net investment income	(.0516)		(.0285)		(.0003)		(.0004)		(.0166)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0516)		(.0285)		(.0003)		(.0004)		(.0166)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	5.29%		2.89%		.03%		.04%		1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,314		$7,354		$8,933		$5,673		$11,024

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.19%		.17%		.08%		.14%		.18%

Expenses, before waivers/reimbursements	1.00%		1.02%		1.02%		1.02%		1.03%

Net investment income(b)	5.17%		2.69%		.04%		.05%		1.57%

See footnote summary on page 31.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0518	.0330	.0003	.0004	.0125

Net realized and unrealized gain (loss) on investment transactions	(.0001)	(.0044)	.0000	(d)	.0000	(d)	.0041	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	.00

Net increase in net asset value from operations	.0517	.0286	.0003	.0004	.0166

Less: Dividends and Distributions

Dividends from net investment income	(.0517)	(.0286)	(.0003)	(.0004)	(.0166)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0517)	(.0286)	(.0003)	(.0004)	(.0166)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	5.29%	2.89%	.03%	.04%	1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$549,837	$240,009	$63,926	$76,535	$95,556

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.19%	.16%	.07%	.13%	.17%

Expenses, before waivers/reimbursements	.25%	.26%	.27%	.27%	.27%

Net investment income(b)	5.18%	3.30%	.03%	.04%	1.27%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0515	.0286	.0003	.0004	.0160

Net realized and unrealized gain on investment transactions	.0000	(c)(d)	.0000	(d)	.0000	(d)	.0000	(d)	.0007	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	.00

Net increase in net asset value from operations	.0515	.0286	.0003	.0004	.0167

Less: Dividends and Distributions

Dividends from net investment income	(.0515)	(.0286)	(.0003)	(.0004)	(.0167)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0515)	(.0286)	(.0003)	(.0004)	(.0167)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	5.28%	2.89%	.03%	.04%	1.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,343	$49,596	$47,665	$52,775	$62,455

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.20%	.16%	.07%	.14%	.17%

Expenses, before waivers/reimbursements	.51%	.51%	.51%	.52%	.52%

Net investment income(b)	5.15%	2.86%	.03%	.04%	1.60%

See footnote summary on page 31.

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0519	.0315	.0003	.0004	.0158

Net realized and unrealized gain (loss) on investment transactions	(.0001)	(.0026)	.0000	(d)	.0000	(d)	.0012	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0518	.0289	.0003	.0004	.0170

Less: Dividends and Distributions

Dividends from net investment income	(.0518)	(.0289)	(.0003)	(.0004)	(.0170)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	.0000	(d)	– 0	–	– 0	–

Total dividends and distributions	(.0518)	(.0289)	(.0003)	(.0004)	(.0170)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	5.31%	2.92%	.03%	.04%	1.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,012	$51,083	$27,447	$22,228	$18,418

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.17%	.13%	.07%	.13%	.14%

Expenses, before waivers/reimbursements	.24%	.23%	.23%	.24%	.24%

Net investment income(b)	5.19%	3.15%	.03%	.04%	1.58%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0515	.0326	.0004	.0006	.0154

Net realized and unrealized gain (loss) on investment transactions	.0000	(c)	(.0036)	(.0001	)(c)	.0001	.0017	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0515	.0290	.0003	.0007	.0171

Less: Dividends and Distributions

Dividends from net investment income	(.0515)	(.0290)	(.0003)	(.0007)	(.0171)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0515)	(.0290)	(.0003)	(.0007)	(.0171)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	5.27%	2.94%	.03%	.07%	1.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,277,677	$5,774,108	$2,791,781	$2,809,312	$2,221,009

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.20%	.12%	.07%	.10%	.12%

Expenses, before waivers/reimbursements	.32%	.32%	.31%	.32%	.32%

Net investment income(b)	5.15%	3.26%	.04%	.06%	1.54%

See footnote summary on page 31.

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class AB
Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0520	.0280	.0003	.0007	.0171

Net realized and unrealized gain on investment transactions	.0000	(c)	.0010	(c)	.0000	(d)	.0000	(d)	.0001	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0520	.0290	.0003	.0007	.0172

Less: Dividends and Distributions

Dividends from net investment income	(.0520)	(.0290)	(.0003)	(.0007)	(.0172)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0520)	(.0290)	(.0003)	(.0007)	(.0172)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	5.33%	2.94%	.03%	.07%	1.73%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$8,613	$7,752	$6,778	$8,146	$6,919

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.15%	.11%	.07%	.10%	.12%

Expenses, before waivers/reimbursements	.22%	.21%	.21%	.22%	.22%

Net investment income(b)	5.20%	2.80%	.03%	.07%	1.71%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Year Ended April 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0521		.0275		.0003		.0008		.0153

Net realized and unrealized gain (loss) on investment transactions	(.0001)		.0015	(c)	.0000	(d)	(.0001	)(c)	.0018	(c)

Contributions from Affiliates	– 0	–	– 0	–	.0000	(d)	.0000	(d)	– 0	–

Net increase in net asset value from operations	.0520		.0290		.0003		.0007		.0171

Less: Dividends and Distributions

Dividends from net investment income	(.0520)		(.0290)		(.0003)		(.0007)		(.0171)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.0000	)(d)	– 0	–	– 0	–

Total dividends and distributions	(.0520)		(.0290)		(.0003)		(.0007)		(.0171)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	5.32%		2.94%		.03%		.07%		1.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,050,854		$1,879,973		$1,913,742		$1,742,450		$2,037,196

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.15%		.11%		.07%		.11%		.12%

Expenses, before waivers/reimbursements	.22%		.21%		.21%		.22%		.22%

Net investment income(b)	5.21%		2.75%		.03%		.08%		1.53%

See footnote summary on page 31.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.00005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Fixed-Income Shares, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Government Money Market Portfolio (the “Portfolio”) (the only portfolio comprising AB Fixed-Income Shares, Inc. (the “Fund”)), including the portfolio of investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (the portfolio comprising AB Fixed-Income Shares, Inc.) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

32 | AB FIXED-INCOME SHARES, INC.	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 28, 2024

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended April 30, 2024.

For foreign shareholders, 100% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

34 | AB FIXED-INCOME SHARES, INC.	abfunds.com

BOARD OF DIRECTORS

Garry Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1)* Onur Erzan**, President and Chief Executive Officer	Nancy P. Jacklin(1)* Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)* Emilie D. Wrapp, Advisory Board Member

OFFICERS

Emma Black, Vice President Lucas Krupa, Vice President Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President	Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

*	Messrs. Downey and Turner and Ms. Jacklin are expected to retire effective on December 31, 2024.

**	Mr. Erzan is expected to resign as a Director effective December 31, 2024, but is expected to continue to serve as President and Chief Executive Officer of the Fund.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 35

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Onur Erzan,+ 48 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”), Head of Global Client Group and Head of Private Wealth. He oversees AB’s entire private wealth management business and third-party institutional and retail franchise, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. He is also a member of the Equitable Holdings Management Committee. Prior to joining the firm in January 2021, he spent over 19 years with McKinsey (management consulting firm), most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics, and digital assets and capabilities) globally.	81	None

36 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS

Garry L. Moody# Chairman of the Board 72 (2010)	Private Investor since prior to 2019. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He served as a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council from October 2019 through September 2023, where he also served as Chairman of the Governance Committee from October 2021 through September 2023. He is Chairman of the AB Funds and Chairman of the Independent Directors Committees since January 2023; he has served as a director or trustee since 2008, and served as Chairman of the Audit Committee of such funds from 2008 to February 2023.	81	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 37

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Jorge A. Bermudez,# 73 (2020)	Private Investor since prior to 2019. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008; Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007; and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2017-2018) of the Texas A&M Foundation Board of Trustees (Trustee 2014-2021) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016; and Chair of the Audit Committee of the Board of Directors of Moody’s Corporation since December 2022. He has served as director or trustee of the AB Funds since January 2020.	81	Moody’s Corporation since April 2011

Michael J. Downey,# ^ 80 (2006)	Private Investor since prior to 2019. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) from 2002 until January 2019. From1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	81	None

38 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Nancy P. Jacklin,# ^ 76 (2006)	Private Investor since prior to 2019. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and served as Chair of the Governance and Nominating Committees of the AB Funds from 2014 to August 2023.	81	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 39

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Jeanette W. Loeb,# 72 (2020)	Private Investor since prior to 2019. Director of New York City Center since 2005. Formerly, Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to April 2023. She was a director of MidCap Financial Investment Corporation (business development company) from August 2011 to July 2023 and a director of AB Multi-Manager Alternative Fund (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as director or trustee of the AB Funds since April 2020 and serves as Chair of the Governance and Nominating Committees of the AB Funds since August 2023.	81	None

40 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Carol C. McMullen,# 68 (2016)	Private Investor and a member of the Advisory Board of Butcher Box (since 2018) where she also serves as Advisory Board Chair (since June 2023). Formerly, Managing Director of Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016 and serves as Chair of the Audit Committees of such Funds since February 2023.	81	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 41

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Marshall C. Turner, Jr.# ^ 82 (2006)	Private Investor since prior to 2019. He is a former (2007-2020) director of Xilinx Inc. (programmable logic semi-conductors and adaptable, intelligent computing) and, former Chairman and CEO of Dupont Photomasks, Inc. (semi-conductor manufacturing equipment) from 1999-2000, and 2003 through 2006. He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships and as a director of a number of public and private companies. He also has extensive non-profit board leadership experience, including as a former Chair of the Corporation for Public Broadcasting and the Smithsonian’s National Museum of Natural history, and currently serves on the board of the George Lucas Educational Foundation. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He served as both Chairman of the AB Funds and Chairman of the Independent Directors Committees from 2014 through December 2022.	81	None

42 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
ADVISORY BOARD MEMBER

Emilie D. Wrapp,## 68 (2024)	Former Senior Vice President, Counsel, Assistant Secretary & Senior Mutual Fund Legal Advisor of the Adviser (January 2023 – June 2023). Prior thereto, Senior Vice President, Assistant Secretary, Counsel, and Head of Mutual Fund & Retail Legal of the Adviser; Assistant General Counsel and Assistant Secretary of ABI since prior to 2019 until June 2023.	81	None

*

The address for each of the Fund’s Directors and Advisory Board member is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department – Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors and Advisory Board member.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+

Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser. Mr. Erzan is expected to resign as a Director effective December 31, 2024, but is expected to continue to serve as President and Chief Executive Officer of the Fund.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

##	Ms. Wrapp is an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Fund because of her former role with the Adviser.

^	Messrs. Downey and Turner and Ms. Jacklin are expected to retire effective December 31, 2024.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 43

MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Onur Erzan, 48	President and Chief Executive Officer	See biography above.

Emma Black, 37	Vice President	Vice President of the Adviser**, with which she has been associated since prior to 2019.

Lucas Krupa, 37	Vice President	Senior Vice President of the Adviser**, and Money Markets Associate on the Fixed Income Cash Management Team, with which he has been associated since prior to 2019.

Nancy E. Hay, 52	Secretary	Senior Vice President and Counsel of the Adviser**, with which she has been associated since prior to 2019 and Assistant Secretary of ABI**.

Michael B. Reyes, 47	Senior Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2019.

Stephen M. Woetzel, 52	Treasurer and Chief Financial Officer	Senior Vice President of ABIS, with which he has been associated since prior to 2019.

Phyllis J. Clarke, 63	Controller	Vice President of ABIS**, with which she has been associated since prior to 2019.

Jennifer Friedland, 50	Chief Compliance Officer	Vice President of the Adviser since 2020 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022). Before joining the Adviser in 2020, she was Chief Compliance Officer at WestEnd Advisors, LLC from 2013 until 2019.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

44 | AB FIXED-INCOME SHARES, INC.	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

abfunds.com	AB FIXED-INCOME SHARES, INC. | 45

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2021. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2022 was not unreasonable,

46 | AB FIXED-INCOME SHARES, INC.	abfunds.com

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual advisory fee rate (reflecting a five basis point advisory fee waiver implemented by the Adviser effective September 1, 2023) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President

abfunds.com	AB FIXED-INCOME SHARES, INC. | 47

and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s most recent semi-annual period. The information provided included a pro forma expense ratio for the Fund’s most recent semi-annual period adjusted for the contractual advisory fee waiver of five basis points effective September 1, 2023. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference

48 | AB FIXED-INCOME SHARES, INC.	abfunds.com

for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 49

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Mid Cap Value Portfolio

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

50 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES

abfunds.com	AB FIXED-INCOME SHARES, INC. | 51

NOTES

52 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0151-0424

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Fixed Income Shares
Government Money Market	2023	$30,255	$—	$21,226
	2024	$30,255	$—	$17,300

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Fixed Income Shares
Government Money Market	2023	$1,526,383	$21,226
			$—
			$(21,226)
	2024	$1,984,313	$17,300
			$—
			$(17,300)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed Income Shares, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 28, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 28, 2024